Income Taxes Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 411	$ 388	$ 178
Gross decreases to tax positions in prior periods	(5)	(112)	(52)
Gross increases to current period tax positions	4	135	262
Unrecognized tax benefits, end of year	410	411	$ 388
Unrecognized tax benefits that would impact effective tax rate	$ 168	$ 163